STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

December 10, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.
Pre-Effective Amendment to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") to the Company's Registration Statement on Form N-1A, initially filed with the Commission on November 13, 2013 (the "Initial Registration Statement").  The Company filed the Initial Registration Statement to establish Dreyfus Global Emerging Markets Fund (the "Initial Series").

The Pre-Effective Amendment is being filed in order to add three additional series to the Fund—Dreyfus Alternative Diversifier Strategies Fund (the "ADS Fund"), Dreyfus Select Managers Long/Short Equity Fund (the "LSEF Fund") and Dreyfus Yield Enhancement Strategy Fund (the "YES Fund" and, collectively with the ADS Fund and the LSEF Fund, the "New Series").  The statement of additional information included in the Pre-Effective Amendment has been marked to indicate changes from the version filed as part of the Initial Registration Statement.

The ADS Fund's investment objective is to seek long-term capital appreciation.  To pursue its goal, the ADS Fund normally will allocate its assets across non-traditional or "alternative" asset classes and investment strategies.  The ADS Fund is designed to complement and diversify traditional stock and bond portfolios.  The ADS Fund normally will allocate its assets among other investment companies (underlying funds) and/or subadvisers that employ alternative investment strategies.  Underlying funds may include other funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds, and subadvisers may be affiliated or unaffiliated with The Dreyfus Corporation ("Dreyfus"), the fund's investment adviser.  The ADS Fund will seek to achieve its investment objective—long-term capital appreciation—with reduced volatility over time by allocating its assets among asset classes and investment strategies that historically have had a low correlation to each other and to traditional equity and fixed-income asset classes.  The ADS Fund will use a "fund of funds" approach by investing in underlying funds.  The ADS Fund also will use a "manager of managers" approach by selecting one or more experienced investment managers to serve as subadvisers to the ADS Fund.  Pursuant to an exemptive order from the Commission, the ADS Fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.  The ADS Fund, directly or through underlying funds, may invest in the securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar, securities of any market capitalization, commodities and real estate-related securities (including REITs).

The LSEF Fund's investment objective is to seek long-term capital appreciation.  The LSEF Fund will seek to achieve its investment objective with lower volatility than, and moderate correlation to, major equity market indices.  The LSEF Fund will use a "manager of managers" approach by selecting one or more experienced equity managers to serve as subadvisers to manage its assets.  The LSEF Fund will allocate its assets among subadvisers that use long/short equity investment strategies that are not expected to have returns that are highly correlated to each other or major equity market indices.  Pursuant to the exemptive order from the Commission, the LSEF Fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.  The LSEF Fund normally will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The LSEF Fund may invest in equity securities of companies with any market capitalization.  The LSEF Fund's investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar.  The LSEF Fund expects to maintain significant short positions in equity securities and equity-related instruments.  Although the LSEF Fund intends to maintain an overall long position in its portfolio investments, in certain circumstances, its short positions may approach or reach the size of its overall long position.

The YES Fund will seek to achieve its investment objective—high current income—by allocating its assets across fixed-income asset classes and investment strategies with the goal of enhancing yield with reduced volatility over time.  The YES Fund is designed to complement and diversify traditional bond portfolios.  The YES Fund normally will allocate its assets among other investment companies (underlying funds) and/or subadvisers that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities, senior loans, emerging markets debt, municipal securities and Treasury and other inflation-protected securities ("TIPS").  Underlying funds may include other funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds, and subadvisers may be affiliated or unaffiliated with Dreyfus, the YES Fund's investment adviser.  The YES Fund will use a "fund of funds" approach by investing in underlying funds.  The YES Fund also will use a "manager of managers" approach by selecting one or more experienced investment managers to serve as subadvisers to the fund.  Pursuant to the exemptive order from the Commission, the YES Fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.  The YES Fund currently intends to allocate its assets among underlying funds and/or subadvisers that employ investment strategies that focus on investing in the following securities:  corporate fixed-income securities; high yield securities; floating rate securities; emerging markets debt; municipal securities; or TIPS.  With respect to each strategy, except the TIPS strategy, the YES Fund currently intends to allocate up to 30% of its assets and, with respect to the TIPS strategy, up to 20% of its assets.

Like the Initial Series, each of the New Series intends to offer four classes of shares—Class A, Class C, Class I and Class Y shares––for which the distribution and shareholder servicing fees (as applicable), investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C, Class I and Class Y shares, respectively, of other similar funds in the Dreyfus Family of Funds.

Management of the Company still intends to seek acceleration of the effective date of the Initial Registration Statement so that it is declared effective on or about January 24, 2014 and intends to file, with respect to the New Series, a post-effective amendment to the Company's Registration Statement on Form N-1A (the "Registration Statement") pursuant to Rule 485(a) under the Securities Act on the date the Registration Statement is declared effective (the "485(a) Amendment").  The Company would then request acceleration of the 485(a) Amendment to February 21, 2014.  The Company would anticipate filing one or more post-effective amendments to the Registration Statement as necessary to respond to comments of the staff of the Commission.  The Company's Tandy certification with respect to the New Series is filed herewith.

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes

December 10, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.
File Numbers: 333-192305 and 811-22912

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Alternative Diversifier Strategies Fund, Dreyfus Select Managers Long/Short Equity Fund and Dreyfus Yield Enhancement Strategy Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS BNY MELLON FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President